Business Combination - Business Acquisition, Pro Forma Information (Details) - Acquisition of Atkins - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Feb. 25, 2017	Feb. 25, 2017
Business Combination
Revenue	$ 102,308	$ 202,111
Gross profit	46,573	95,285
Net income	$ 6,305	$ 15,324